Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 911,174,783	$ 762,010,202
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	911,174,783	762,010,202
Total | Amgen stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	126,196,526	100,973,506
Total | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	339,411	43,702
Total | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	722,136,732	577,297,941
Total | Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	8,175,678	47,870,415
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	27,612,784	16,198,902
Total | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	26,713,652	19,625,736
Quoted prices in active markets for identical assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	189,038,051	184,712,261
Quoted prices in active markets for identical assets (Level 1) | Amgen stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	126,196,526	100,973,506
Quoted prices in active markets for identical assets (Level 1) | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	339,411	43,702
Quoted prices in active markets for identical assets (Level 1) | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	8,175,678	47,870,415
Quoted prices in active markets for identical assets (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	27,612,784	16,198,902
Quoted prices in active markets for identical assets (Level 1) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	26,713,652	19,625,736
Significant other observable inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	722,136,732	577,297,941
Significant other observable inputs (Level 2) | Amgen stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant other observable inputs (Level 2) | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant other observable inputs (Level 2) | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	722,136,732	577,297,941
Significant other observable inputs (Level 2) | Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant other observable inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant other observable inputs (Level 2) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant unobservable inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant unobservable inputs (Level 3) | Amgen stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant unobservable inputs (Level 3) | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant unobservable inputs (Level 3) | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant unobservable inputs (Level 3) | Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant unobservable inputs (Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant unobservable inputs (Level 3) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	$ 0